Inventories (Tables)	12 Months Ended
Mar. 31, 2024
Text Block [Abstract]
Summary of Inventories Net Explanatory

As at,	March 31, 2024	March 31, 2023

The carrying amount of:

Raw materials and consumables	$580.3	$485.7

Work in progress	152.9	168.1

Finished goods	74.6	68.9

	$807.8	$722.7